LONG-TERM INVESTMENTS (Equity Method Investments) (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($)	Jan. 31, 2015 USD ($) Item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Schedule of Equity Method Investments [Line Items]
Number of individuals entered into agreement | Item		2
Cash consideration paid			$ 2,581,340
Equity in earnings of subsidiaries and variable interest entities			(642,697)
Reduction in carrying amount of investment			2,003,615
KongZhong Galaxy [Member]
Schedule of Equity Method Investments [Line Items]
Cash consideration paid		$ 300,000
Ownership interest		35.00%
Equity in earnings of subsidiaries and variable interest entities		$ 410,000
Carrying amount of investment reduced to zero		300,000
Reduction in carrying amount of investment		0
Remaining carrying amount of investment adjusted to loan		$ 100,000
Magic Wing [Member]
Schedule of Equity Method Investments [Line Items]
Cash consideration paid	$ 1,200,000
Ownership interest	21.05%
Equity in earnings of subsidiaries and variable interest entities			230,000
F50 [Member]
Schedule of Equity Method Investments [Line Items]
Cash consideration paid			$ 1,000,000
Ownership interest			12.80%
Equity in earnings of subsidiaries and variable interest entities			$ 3,000